Waxahachie Lease (Details) - USD ($)		12 Months Ended
	Jan. 25, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Lessee, Operating Lease, Description		The agreement allows for approximately 230 MW of carbon neutral digital mining hosting capacity to be managed by Core Scientific as hosting partner.
Subsequent Event [Member]
Subsequent Event [Line Items]
Lessee, Operating Lease, Description	In January 2022, the Company entered into a lease agreement for administrative offices and research facilities located in Waxahachie, Texas (the “Waxahachie Lease”) for approximately 3,600 square feet.
Incentive to Lessee	$ 146,880
Lessee, Operating Lease, Remaining Lease Term	5 years